Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust II
Entity Central Index Key	0000763852
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000009619 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JCBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R6 Shares)	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 6.77% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Duration and curve positioning, notably the Fund’s slight overweight to duration, contributed to its performance relative to the Index.
  The Fund’s underweight to Treasuries and overweight to agency mortgage-backed securities (“MBS”), non-agency MBS and commercial mortgage-backed securities contributed to its relative performance.
  Security selection, especially within securitized credit and investment-grade credit, contributed to its relative performance.
  The Fund’s underweight to investment-grade credit and overweight to asset-backed securities detracted from its relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R6 Shares)	February 22, 2005	6.77%	1.03%	2.44%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 54,412,895,000
Holdings Count | Holding	3,594
Advisory Fees Paid, Amount	$ 137,809,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$54,412,895
Total number of portfolio holdings	3,594
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$137,809

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.30% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-411.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.30% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-411.

Updated Prospectus Phone Number	1-800-480-411
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000033520 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R5 Shares
Trading Symbol	JCBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R5 Shares)	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 6.59% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Duration and curve positioning, notably the Fund’s slight overweight to duration, contributed to its performance relative to the Index.
  The Fund’s underweight to Treasuries and overweight to agency mortgage-backed securities (“MBS”), non-agency MBS and commercial mortgage-backed securities contributed to its relative performance.
  Security selection, especially within securitized credit and investment-grade credit, contributed to its relative performance.
  The Fund’s underweight to investment-grade credit and overweight to asset-backed securities detracted from its relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R5 Shares)	May 15, 2006	6.59%	0.91%	2.33%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 54,412,895,000
Holdings Count | Holding	3,594
Advisory Fees Paid, Amount	$ 137,809,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$54,412,895
Total number of portfolio holdings	3,594
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$137,809

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.40% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-411.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.40% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-411.

Updated Prospectus Phone Number	1-800-480-411
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173235 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R4 Shares
Trading Symbol	JCBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R4 Shares)	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 6.43% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Duration and curve positioning, notably the Fund’s slight overweight to duration, contributed to its performance relative to the Index.
  The Fund’s underweight to Treasuries and overweight to agency mortgage-backed securities (“MBS”), non-agency MBS and commercial mortgage-backed securities contributed to its relative performance.
  Security selection, especially within securitized credit and investment-grade credit, contributed to its relative performance.
  The Fund’s underweight to investment-grade credit and overweight to asset-backed securities detracted from its relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R4 Shares)	September 9, 2016	6.43%	0.74%	2.15%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 54,412,895,000
Holdings Count | Holding	3,594
Advisory Fees Paid, Amount	$ 137,809,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$54,412,895
Total number of portfolio holdings	3,594
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$137,809

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.55% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-411.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.55% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-411.

Updated Prospectus Phone Number	1-800-480-411
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000173234 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R3 Shares
Trading Symbol	JCBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R3 Shares)	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 6.18% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Duration and curve positioning, notably the Fund’s slight overweight to duration, contributed to its performance relative to the Index.
  The Fund’s underweight to Treasuries and overweight to agency mortgage-backed securities (“MBS”), non-agency MBS and commercial mortgage-backed securities contributed to its relative performance.
  Security selection, especially within securitized credit and investment-grade credit, contributed to its relative performance.
  The Fund’s underweight to investment-grade credit and overweight to asset-backed securities detracted from its relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R3 Shares)	September 9, 2016	6.18%	0.49%	1.90%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 54,412,895,000
Holdings Count | Holding	3,594
Advisory Fees Paid, Amount	$ 137,809,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$54,412,895
Total number of portfolio holdings	3,594
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$137,809

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.80% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-411.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.80% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-411.

Updated Prospectus Phone Number	1-800-480-411
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070638 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R2 Shares
Trading Symbol	JCBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R2 Shares)	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 5.88% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Duration and curve positioning, notably the Fund’s slight overweight to duration, contributed to its performance relative to the Index.
  The Fund’s underweight to Treasuries and overweight to agency mortgage-backed securities (“MBS”), non-agency MBS and commercial mortgage-backed securities contributed to its relative performance.
  Security selection, especially within securitized credit and investment-grade credit, contributed to its relative performance.
  The Fund’s underweight to investment-grade credit and overweight to asset-backed securities detracted from its relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R2 Shares)	November 3, 2008	5.88%	0.24%	1.68%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 54,412,895,000
Holdings Count | Holding	3,594
Advisory Fees Paid, Amount	$ 137,809,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$54,412,895
Total number of portfolio holdings	3,594
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$137,809

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.05% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-411.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.05% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-411.

Updated Prospectus Phone Number	1-800-480-411
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000009615 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class I Shares
Trading Symbol	WOBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class I Shares)	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 6.50% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Duration and curve positioning, notably the Fund’s slight overweight to duration, contributed to its performance relative to the Index.
  The Fund’s underweight to Treasuries and overweight to agency mortgage-backed securities (“MBS”), non-agency MBS and commercial mortgage-backed securities contributed to its relative performance.
  Security selection, especially within securitized credit and investment-grade credit, contributed to its relative performance.
  The Fund’s underweight to investment-grade credit and overweight to asset-backed securities detracted from its relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class I Shares)	June 1, 1991	6.50%	0.84%	2.26%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Jun. 01, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 54,412,895,000
Holdings Count | Holding	3,594
Advisory Fees Paid, Amount	$ 137,809,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$54,412,895
Total number of portfolio holdings	3,594
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$137,809

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.50% of the Fund's Class I Shares average daily net assets to 0.45% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.50% of the Fund's Class I Shares average daily net assets to 0.45% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000009618 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class C Shares
Trading Symbol	OBOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class C Shares)	$132	1.28%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 5.68% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Duration and curve positioning, notably the Fund’s slight overweight to duration, contributed to its performance relative to the Index.
  The Fund’s underweight to Treasuries and overweight to agency mortgage-backed securities (“MBS”), non-agency MBS and commercial mortgage-backed securities contributed to its relative performance.
  Security selection, especially within securitized credit and investment-grade credit, contributed to its relative performance.
  The Fund’s underweight to investment-grade credit and overweight to asset-backed securities detracted from its relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class C Shares)	March 22, 1999	4.68%	0.01%	1.53%
JPMorgan Core Bond Fund (Class C Shares) - excluding sales charge		5.68	0.01	1.53
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 54,412,895,000
Holdings Count | Holding	3,594
Advisory Fees Paid, Amount	$ 137,809,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$54,412,895
Total number of portfolio holdings	3,594
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$137,809

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.20% of the Fund's Class C Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-411.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.20% of the Fund's Class C Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-411.

Updated Prospectus Phone Number	1-800-480-411
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000009616 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class A Shares
Trading Symbol	PGBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class A Shares)	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 6.33% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Duration and curve positioning, notably the Fund’s slight overweight to duration, contributed to its performance relative to the Index.
  The Fund’s underweight to Treasuries and overweight to agency mortgage-backed securities (“MBS”), non-agency MBS and commercial mortgage-backed securities contributed to its relative performance.
  Security selection, especially within securitized credit and investment-grade credit, contributed to its relative performance.
  The Fund’s underweight to investment-grade credit and overweight to asset-backed securities detracted from its relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class A Shares)	May 1, 1992	2.37%	(0.18)%	1.62%
JPMorgan Core Bond Fund (Class A Shares) - excluding sales charge		6.33	0.59	2.01
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	May 01, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 54,412,895,000
Holdings Count | Holding	3,594
Advisory Fees Paid, Amount	$ 137,809,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$54,412,895
Total number of portfolio holdings	3,594
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$137,809

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.75% of the Fund's Class A Shares average daily net assets to 0.70% of the Fund's Class A Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.75% of the Fund's Class A Shares average daily net assets to 0.70% of the Fund's Class A Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000009621 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class A Shares
Trading Symbol	ONIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class A Shares)	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 6.89% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Securitized credit subsectors were a positive source of alpha over the twelve months, with the most significant gains from commercial mortgage-backed securities, followed by asset-backed securities and non-agency mortgages.
  High yield and investment grade corporate credit contributed to returns during the period.
  The Fund’s duration and curve positioning added value. The Fund takes a tactical approach to duration and curve positioning, adjusting in response to evolving market conditions.
  Emerging markets credit was another source of positive alpha.
  Agency mortgages contributed positively to performance.
  There were no detractors from performance during the twelve months ended February 28, 2026.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class A Shares)	March 5, 1993	2.93%	0.22%	2.09%
JPMorgan Core Plus Bond Fund (Class A Shares) - excluding sales charge		6.89	0.98	2.49
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Mar. 05, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 25,824,475,000
Holdings Count | Holding	2,893
Advisory Fees Paid, Amount	$ 68,892,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$25,824,475
Total number of portfolio holdings	2,893
Portfolio turnover rate	62%
Total advisory fees paid (000's)	$68,892

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009623 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class C Shares
Trading Symbol	OBDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class C Shares)	$141	1.37%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 6.15% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Securitized credit subsectors were a positive source of alpha over the twelve months, with the most significant gains from commercial mortgage-backed securities, followed by asset-backed securities and non-agency mortgages.
  High yield and investment grade corporate credit contributed to returns during the period.
  The Fund’s duration and curve positioning added value. The Fund takes a tactical approach to duration and curve positioning, adjusting in response to evolving market conditions.
  Emerging markets credit was another source of positive alpha.
  Agency mortgages contributed positively to performance.
  There were no detractors from performance during the twelve months ended February 28, 2026.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class C Shares)	May 30, 2000	5.15%	0.32%	1.97%
JPMorgan Core Plus Bond Fund (Class C Shares) - excluding sales charge		6.15	0.32	1.97
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	May 30, 2000
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 25,824,475,000
Holdings Count | Holding	2,893
Advisory Fees Paid, Amount	$ 68,892,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$25,824,475
Total number of portfolio holdings	2,893
Portfolio turnover rate	62%
Total advisory fees paid (000's)	$68,892

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009620 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class I Shares
Trading Symbol	HLIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class I Shares)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 7.21% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Securitized credit subsectors were a positive source of alpha over the twelve months, with the most significant gains from commercial mortgage-backed securities, followed by asset-backed securities and non-agency mortgages.
  High yield and investment grade corporate credit contributed to returns during the period.
  The Fund’s duration and curve positioning added value. The Fund takes a tactical approach to duration and curve positioning, adjusting in response to evolving market conditions.
  Emerging markets credit was another source of positive alpha.
  Agency mortgages contributed positively to performance.
  There were no detractors from performance during the twelve months ended February 28, 2026.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class I Shares)	March 5, 1993	7.21%	1.25%	2.78%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Mar. 05, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 25,824,475,000
Holdings Count | Holding	2,893
Advisory Fees Paid, Amount	$ 68,892,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$25,824,475
Total number of portfolio holdings	2,893
Portfolio turnover rate	62%
Total advisory fees paid (000's)	$68,892

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070639 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R2 Shares
Trading Symbol	JCPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R2 Shares)	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 6.34% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Securitized credit subsectors were a positive source of alpha over the twelve months, with the most significant gains from commercial mortgage-backed securities, followed by asset-backed securities and non-agency mortgages.
  High yield and investment grade corporate credit contributed to returns during the period.
  The Fund’s duration and curve positioning added value. The Fund takes a tactical approach to duration and curve positioning, adjusting in response to evolving market conditions.
  Emerging markets credit was another source of positive alpha.
  Agency mortgages contributed positively to performance.
  There were no detractors from performance during the twelve months ended February 28, 2026.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R2 Shares)	November 3, 2008	6.34%	0.56%	2.08%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 25,824,475,000
Holdings Count | Holding	2,893
Advisory Fees Paid, Amount	$ 68,892,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$25,824,475
Total number of portfolio holdings	2,893
Portfolio turnover rate	62%
Total advisory fees paid (000's)	$68,892

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173236 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R3 Shares
Trading Symbol	JCPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R3 Shares)	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 6.77% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Securitized credit subsectors were a positive source of alpha over the twelve months, with the most significant gains from commercial mortgage-backed securities, followed by asset-backed securities and non-agency mortgages.
  High yield and investment grade corporate credit contributed to returns during the period.
  The Fund’s duration and curve positioning added value. The Fund takes a tactical approach to duration and curve positioning, adjusting in response to evolving market conditions.
  Emerging markets credit was another source of positive alpha.
  Agency mortgages contributed positively to performance.
  There were no detractors from performance during the twelve months ended February 28, 2026.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R3 Shares)	September 9, 2016	6.77%	0.82%	2.33%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 25,824,475,000
Holdings Count | Holding	2,893
Advisory Fees Paid, Amount	$ 68,892,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$25,824,475
Total number of portfolio holdings	2,893
Portfolio turnover rate	62%
Total advisory fees paid (000's)	$68,892

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173237 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R4 Shares
Trading Symbol	JCPQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R4 Shares)	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 7.04% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Securitized credit subsectors were a positive source of alpha over the twelve months, with the most significant gains from commercial mortgage-backed securities, followed by asset-backed securities and non-agency mortgages.
  High yield and investment grade corporate credit contributed to returns during the period.
  The Fund’s duration and curve positioning added value. The Fund takes a tactical approach to duration and curve positioning, adjusting in response to evolving market conditions.
  Emerging markets credit was another source of positive alpha.
  Agency mortgages contributed positively to performance.
  There were no detractors from performance during the twelve months ended February 28, 2026.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R4 Shares)	September 9, 2016	7.04%	1.07%	2.58%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 25,824,475,000
Holdings Count | Holding	2,893
Advisory Fees Paid, Amount	$ 68,892,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$25,824,475
Total number of portfolio holdings	2,893
Portfolio turnover rate	62%
Total advisory fees paid (000's)	$68,892

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173238 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R5 Shares
Trading Symbol	JCPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R5 Shares)	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 7.19% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Securitized credit subsectors were a positive source of alpha over the twelve months, with the most significant gains from commercial mortgage-backed securities, followed by asset-backed securities and non-agency mortgages.
  High yield and investment grade corporate credit contributed to returns during the period.
  The Fund’s duration and curve positioning added value. The Fund takes a tactical approach to duration and curve positioning, adjusting in response to evolving market conditions.
  Emerging markets credit was another source of positive alpha.
  Agency mortgages contributed positively to performance.
  There were no detractors from performance during the twelve months ended February 28, 2026.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R5 Shares)	September 9, 2016	7.19%	1.24%	2.76%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 25,824,475,000
Holdings Count | Holding	2,893
Advisory Fees Paid, Amount	$ 68,892,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$25,824,475
Total number of portfolio holdings	2,893
Portfolio turnover rate	62%
Total advisory fees paid (000's)	$68,892

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009624 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JCPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R6 Shares)	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 7.30% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index (the "Index") returned 6.26% for the twelve months ended February 28, 2026.
  Securitized credit subsectors were a positive source of alpha over the twelve months, with the most significant gains from commercial mortgage-backed securities, followed by asset-backed securities and non-agency mortgages.
  High yield and investment grade corporate credit contributed to returns during the period.
  The Fund’s duration and curve positioning added value. The Fund takes a tactical approach to duration and curve positioning, adjusting in response to evolving market conditions.
  Emerging markets credit was another source of positive alpha.
  Agency mortgages contributed positively to performance.
  There were no detractors from performance during the twelve months ended February 28, 2026.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R6 Shares)	February 22, 2005	7.30%	1.33%	2.85%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 25,824,475,000
Holdings Count | Holding	2,893
Advisory Fees Paid, Amount	$ 68,892,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$25,824,475
Total number of portfolio holdings	2,893
Portfolio turnover rate	62%
Total advisory fees paid (000's)	$68,892

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R6 Shares
Trading Symbol	OGGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class R6 Shares)	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 6.27% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg U.S. Government Bond Index (the "Index") returned 5.32% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to U.S. agency mortgage-backed securities (“MBS”) helped considerably as the sector significantly outperformed Treasuries of the same duration.
  Our yield curve positioning was also helpful as we were overweight the 10-year and underweight the 30-year portions of the curve. The 5-, 10- and 30-year Treasury bellwether returns were 6.18%, 6.64% and 1.95%, respectively, over the period.
  Within our out-of-benchmark U.S. agency mortgages, agency commercial mortgage-backed securities (“CMBS”) underperformed agency residential mortgage-backed securities (“RMBS”).
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class R6 Shares)	August 1, 2016	6.27%	0.41%	1.61%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Government Bond Index		5.32	(0.06)	1.26

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,902,846,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 4,393,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,902,846
Total number of portfolio holdings	305
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$4,393

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Put Options Purchased

C000171357 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R4 Shares
Trading Symbol	OGGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class R4 Shares)	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 6.00% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg U.S. Government Bond Index (the "Index") returned 5.32% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to U.S. agency mortgage-backed securities (“MBS”) helped considerably as the sector significantly outperformed Treasuries of the same duration.
  Our yield curve positioning was also helpful as we were overweight the 10-year and underweight the 30-year portions of the curve. The 5-, 10- and 30-year Treasury bellwether returns were 6.18%, 6.64% and 1.95%, respectively, over the period.
  Within our out-of-benchmark U.S. agency mortgages, agency commercial mortgage-backed securities (“CMBS”) underperformed agency residential mortgage-backed securities (“RMBS”).
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class R4 Shares)	September 9, 2016	6.00%	0.18%	1.36%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Government Bond Index		5.32	(0.06)	1.26

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,902,846,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 4,393,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,902,846
Total number of portfolio holdings	305
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$4,393

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Put Options Purchased

C000171356 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R3 Shares
Trading Symbol	OGGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class R3 Shares)	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 5.70% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg U.S. Government Bond Index (the "Index") returned 5.32% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to U.S. agency mortgage-backed securities (“MBS”) helped considerably as the sector significantly outperformed Treasuries of the same duration.
  Our yield curve positioning was also helpful as we were overweight the 10-year and underweight the 30-year portions of the curve. The 5-, 10- and 30-year Treasury bellwether returns were 6.18%, 6.64% and 1.95%, respectively, over the period.
  Within our out-of-benchmark U.S. agency mortgages, agency commercial mortgage-backed securities (“CMBS”) underperformed agency residential mortgage-backed securities (“RMBS”).
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class R3 Shares)	September 9, 2016	5.70%	(0.09)%	1.11%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Government Bond Index		5.32	(0.06)	1.26

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,902,846,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 4,393,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,902,846
Total number of portfolio holdings	305
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$4,393

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Put Options Purchased

C000070640 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R2 Shares
Trading Symbol	JGBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class R2 Shares)	$108	1.05%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 5.47% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg U.S. Government Bond Index (the "Index") returned 5.32% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to U.S. agency mortgage-backed securities (“MBS”) helped considerably as the sector significantly outperformed Treasuries of the same duration.
  Our yield curve positioning was also helpful as we were overweight the 10-year and underweight the 30-year portions of the curve. The 5-, 10- and 30-year Treasury bellwether returns were 6.18%, 6.64% and 1.95%, respectively, over the period.
  Within our out-of-benchmark U.S. agency mortgages, agency commercial mortgage-backed securities (“CMBS”) underperformed agency residential mortgage-backed securities (“RMBS”).
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class R2 Shares)	November 3, 2008	5.47%	(0.34)%	0.87%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Government Bond Index		5.32	(0.06)	1.26

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,902,846,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 4,393,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,902,846
Total number of portfolio holdings	305
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$4,393

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Put Options Purchased

C000009632 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class I Shares
Trading Symbol	HLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class I Shares)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 6.11% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg U.S. Government Bond Index (the "Index") returned 5.32% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to U.S. agency mortgage-backed securities (“MBS”) helped considerably as the sector significantly outperformed Treasuries of the same duration.
  Our yield curve positioning was also helpful as we were overweight the 10-year and underweight the 30-year portions of the curve. The 5-, 10- and 30-year Treasury bellwether returns were 6.18%, 6.64% and 1.95%, respectively, over the period.
  Within our out-of-benchmark U.S. agency mortgages, agency commercial mortgage-backed securities (“CMBS”) underperformed agency residential mortgage-backed securities (“RMBS”).
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class I Shares)	February 8, 1993	6.11%	0.27%	1.47%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Government Bond Index		5.32	(0.06)	1.26

Performance Inception Date	Feb. 08, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,902,846,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 4,393,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,902,846
Total number of portfolio holdings	305
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$4,393

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Put Options Purchased

C000009635 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class C Shares
Trading Symbol	OGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class C Shares)	$123	1.20%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 5.33% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg U.S. Government Bond Index (the "Index") returned 5.32% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to U.S. agency mortgage-backed securities (“MBS”) helped considerably as the sector significantly outperformed Treasuries of the same duration.
  Our yield curve positioning was also helpful as we were overweight the 10-year and underweight the 30-year portions of the curve. The 5-, 10- and 30-year Treasury bellwether returns were 6.18%, 6.64% and 1.95%, respectively, over the period.
  Within our out-of-benchmark U.S. agency mortgages, agency commercial mortgage-backed securities (“CMBS”) underperformed agency residential mortgage-backed securities (“RMBS”).
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class C Shares)	March 22, 1999	4.33%	(0.53)%	0.72%
JPMorgan Government Bond Fund (Class C Shares) - excluding sales charge		5.33	(0.53)	0.72
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Government Bond Index		5.32	(0.06)	1.26

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,902,846,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 4,393,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,902,846
Total number of portfolio holdings	305
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$4,393

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Put Options Purchased

C000009633 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class A Shares
Trading Symbol	OGGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class A Shares)	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 5.84% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg U.S. Government Bond Index (the "Index") returned 5.32% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to U.S. agency mortgage-backed securities (“MBS”) helped considerably as the sector significantly outperformed Treasuries of the same duration.
  Our yield curve positioning was also helpful as we were overweight the 10-year and underweight the 30-year portions of the curve. The 5-, 10- and 30-year Treasury bellwether returns were 6.18%, 6.64% and 1.95%, respectively, over the period.
  Within our out-of-benchmark U.S. agency mortgages, agency commercial mortgage-backed securities (“CMBS”) underperformed agency residential mortgage-backed securities (“RMBS”).
  Cash used to maintain liquidity within the Fund was a slight detractor from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class A Shares)	March 5, 1993	1.82%	(0.75)%	0.83%
JPMorgan Government Bond Fund (Class A Shares) - excluding sales charge		5.84	0.01	1.21
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg U.S. Government Bond Index		5.32	(0.06)	1.26

Performance Inception Date	Mar. 05, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,902,846,000
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 4,393,000
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,902,846
Total number of portfolio holdings	305
Portfolio turnover rate	35%
Total advisory fees paid (000's)	$4,393

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Put Options Purchased

C000009637 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class A Shares
Trading Symbol	OHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class A Shares)	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 6.68% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26%, the ICE BofA US High Yield Constrained Index ("the Index") returned 7.02% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 7.18% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, after considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest contributor to relative returns was its security selection within the cable satellite, supermarkets and media entertainment sectors, while the Fund’s largest detraction from returns was its security selection within the retailers, chemicals and healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class A Shares)	November 13, 1998	2.73%	3.53%	5.20%
JPMorgan High Yield Fund (Class A Shares) - excluding sales charge		6.68	4.33	5.61
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA US High Yield Constrained Index		7.02	4.51	6.64
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		7.18	4.50	6.71

Performance Inception Date	Nov. 13, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,802,610,000
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 27,390,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,802,610
Total number of portfolio holdings	824
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$27,390

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.90% of the Fund's Class A Shares average daily net assets to 0.85% of the Fund's Class A Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.90% of the Fund's Class A Shares average daily net assets to 0.85% of the Fund's Class A Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000009639 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class C Shares
Trading Symbol	OGHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class C Shares)	$141	1.37%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 6.13% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26%, the ICE BofA US High Yield Constrained Index ("the Index") returned 7.02% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 7.18% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, after considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest contributor to relative returns was its security selection within the cable satellite, supermarkets and media entertainment sectors, while the Fund’s largest detraction from returns was its security selection within the retailers, chemicals and healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class C Shares)	March 22, 1999	5.13%	3.80%	5.18%
JPMorgan High Yield Fund (Class C Shares) - excluding sales charge		6.13	3.80	5.18
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA US High Yield Constrained Index		7.02	4.51	6.64
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		7.18	4.50	6.71

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,802,610,000
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 27,390,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,802,610
Total number of portfolio holdings	824
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$27,390

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.40% of the Fund's Class C Shares average daily net assets to 1.35% of the Fund's Class C Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.40% of the Fund's Class C Shares average daily net assets to 1.35% of the Fund's Class C Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000009636 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class I Shares
Trading Symbol	OHYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class I Shares)	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 7.05% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26%, the ICE BofA US High Yield Constrained Index ("the Index") returned 7.02% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 7.18% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, after considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest contributor to relative returns was its security selection within the cable satellite, supermarkets and media entertainment sectors, while the Fund’s largest detraction from returns was its security selection within the retailers, chemicals and healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class I Shares)	November 13, 1998	7.05%	4.59%	5.88%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA US High Yield Constrained Index		7.02	4.51	6.64
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		7.18	4.50	6.71

Performance Inception Date	Nov. 13, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,802,610,000
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 27,390,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,802,610
Total number of portfolio holdings	824
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$27,390

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.65% of the Fund's Class I Shares average daily net assets to 0.60% of the Fund's Class I Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.65% of the Fund's Class I Shares average daily net assets to 0.60% of the Fund's Class I Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000070641 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R2 Shares
Trading Symbol	JHYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R2 Shares)	$126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R2 Shares returned 6.32% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26%, the ICE BofA US High Yield Constrained Index ("the Index") returned 7.02% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 7.18% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, after considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest contributor to relative returns was its security selection within the cable satellite, supermarkets and media entertainment sectors, while the Fund’s largest detraction from returns was its security selection within the retailers, chemicals and healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R2 Shares)	November 3, 2008	6.32%	3.97%	5.25%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA US High Yield Constrained Index		7.02	4.51	6.64
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		7.18	4.50	6.71

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,802,610,000
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 27,390,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,802,610
Total number of portfolio holdings	824
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$27,390

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.25% of the Fund's Class R2 Shares average daily net assets to 1.20% of the Fund's Class R2 Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.25% of the Fund's Class R2 Shares average daily net assets to 1.20% of the Fund's Class R2 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000192734 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R3 Shares
Trading Symbol	JRJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R3 Shares)	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R3 Shares returned 6.51% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26%, the ICE BofA US High Yield Constrained Index ("the Index") returned 7.02% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 7.18% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, after considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest contributor to relative returns was its security selection within the cable satellite, supermarkets and media entertainment sectors, while the Fund’s largest detraction from returns was its security selection within the retailers, chemicals and healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R3 Shares)	August 21, 2017	6.51%	4.21%	5.51%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA US High Yield Constrained Index		7.02	4.51	6.64
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		7.18	4.50	6.71

Performance Inception Date	Aug. 21, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,802,610,000
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 27,390,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,802,610
Total number of portfolio holdings	824
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$27,390

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.00% of the Fund's Class R3 Shares average daily net assets to 0.95% of the Fund's Class R3 Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 1.00% of the Fund's Class R3 Shares average daily net assets to 0.95% of the Fund's Class R3 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000192735 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R4 Shares
Trading Symbol	JRJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R4 Shares)	$75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R4 Shares returned 6.78% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26%, the ICE BofA US High Yield Constrained Index ("the Index") returned 7.02% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 7.18% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, after considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest contributor to relative returns was its security selection within the cable satellite, supermarkets and media entertainment sectors, while the Fund’s largest detraction from returns was its security selection within the retailers, chemicals and healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R4 Shares)	August 21, 2017	6.78%	4.48%	5.78%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA US High Yield Constrained Index		7.02	4.51	6.64
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		7.18	4.50	6.71

Performance Inception Date	Aug. 21, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,802,610,000
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 27,390,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,802,610
Total number of portfolio holdings	824
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$27,390

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.75% of the Fund's Class R4 Shares average daily net assets to 0.70% of the Fund's Class R4 Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.75% of the Fund's Class R4 Shares average daily net assets to 0.70% of the Fund's Class R4 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000033521 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R5 Shares
Trading Symbol	JYHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R5 Shares)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R5 Shares returned 6.91% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26%, the ICE BofA US High Yield Constrained Index ("the Index") returned 7.02% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 7.18% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, after considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest contributor to relative returns was its security selection within the cable satellite, supermarkets and media entertainment sectors, while the Fund’s largest detraction from returns was its security selection within the retailers, chemicals and healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R5 Shares)	May 15, 2006	6.91%	4.62%	5.93%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA US High Yield Constrained Index		7.02	4.51	6.64
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		7.18	4.50	6.71

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,802,610,000
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 27,390,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,802,610
Total number of portfolio holdings	824
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$27,390

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.60% of the Fund's Class R5 Shares average daily net assets to 0.55% of the Fund's Class R5 Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.60% of the Fund's Class R5 Shares average daily net assets to 0.55% of the Fund's Class R5 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000009640 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R6 Shares
Trading Symbol	JHYUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R6 Shares)	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 7.04% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26%, the ICE BofA US High Yield Constrained Index ("the Index") returned 7.02% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 7.18% for the twelve months ended February 28, 2026.
  The Fund performed in line with the Index, after considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
  The Fund’s largest contributor to relative returns was its security selection within the cable satellite, supermarkets and media entertainment sectors, while the Fund’s largest detraction from returns was its security selection within the retailers, chemicals and healthcare sectors.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R6 Shares)	February 22, 2005	7.04%	4.74%	6.03%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
ICE BofA US High Yield Constrained Index		7.02	4.51	6.64
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		7.18	4.50	6.71

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,802,610,000
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 27,390,000
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,802,610
Total number of portfolio holdings	824
Portfolio turnover rate	28%
Total advisory fees paid (000's)	$27,390

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.50% of the Fund's Class R6 Shares average daily net assets to 0.45% of the Fund's Class R6 Shares average daily net assets.
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2025, the Fund’s Adviser, Administrator and/or Principal Underwriter reduced the amount they have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.50% of the Fund's Class R6 Shares average daily net assets to 0.45% of the Fund's Class R6 Shares average daily net assets.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000009657 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JSDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Bond Fund (Class R6 Shares)	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 5.22% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 4.92% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”)—contributed positively to excess returns during the period.
  A strategic allocation to investment grade corporate credit, with a preference for financials over industrials, enhanced performance. Security selection within this sector also supported returns.
  Exposure to emerging markets slightly detracted from performance, as the benchmark had some exposure while the Fund did not.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Bond Fund (Class R6 Shares)	February 22, 2005	5.22%	2.59%	2.54%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		4.92	2.12	2.10

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,407,164,000
Holdings Count | Holding	1,678
Advisory Fees Paid, Amount	$ 21,948,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,407,164
Total number of portfolio holdings	1,678
Portfolio turnover rate	64%
Total advisory fees paid (000's)	$21,948

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009653 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class I Shares
Trading Symbol	HLLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Bond Fund (Class I Shares)	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 5.15% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 4.92% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”)—contributed positively to excess returns during the period.
  A strategic allocation to investment grade corporate credit, with a preference for financials over industrials, enhanced performance. Security selection within this sector also supported returns.
  Exposure to emerging markets slightly detracted from performance, as the benchmark had some exposure while the Fund did not.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Bond Fund (Class I Shares)	September 4, 1990	5.15%	2.53%	2.41%
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		4.92	2.12	2.10

Performance Inception Date	Sep. 04, 1990
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,407,164,000
Holdings Count | Holding	1,678
Advisory Fees Paid, Amount	$ 21,948,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,407,164
Total number of portfolio holdings	1,678
Portfolio turnover rate	64%
Total advisory fees paid (000's)	$21,948

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009656 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class C Shares
Trading Symbol	OSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Bond Fund (Class C Shares)	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 4.33% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 4.92% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”)—contributed positively to excess returns during the period.
  A strategic allocation to investment grade corporate credit, with a preference for financials over industrials, enhanced performance. Security selection within this sector also supported returns.
  Exposure to emerging markets slightly detracted from performance, as the benchmark had some exposure while the Fund did not.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Bond Fund (Class C Shares)	November 1, 2001	3.33%	1.75%	1.74%
JPMorgan Short Duration Bond Fund (Class C Shares) - excluding sales charge		4.33	1.75	1.74
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		4.92	2.12	2.10

Performance Inception Date	Nov. 01, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,407,164,000
Holdings Count | Holding	1,678
Advisory Fees Paid, Amount	$ 21,948,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,407,164
Total number of portfolio holdings	1,678
Portfolio turnover rate	64%
Total advisory fees paid (000's)	$21,948

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009654 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class A Shares
Trading Symbol	OGLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Bond Fund (Class A Shares)	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 4.90% for the twelve months ended February 28, 2026. The Bloomberg U.S. Aggregate Index returned 6.26% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 4.92% for the twelve months ended February 28, 2026.
  The Fund’s out-of-benchmark allocation to the securitized sector—specifically agency mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”)—contributed positively to excess returns during the period.
  A strategic allocation to investment grade corporate credit, with a preference for financials over industrials, enhanced performance. Security selection within this sector also supported returns.
  Exposure to emerging markets slightly detracted from performance, as the benchmark had some exposure while the Fund did not.
  Cash used to maintain liquidity within the Fund was a slight detractor from performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Bond Fund (Class A Shares)	February 18, 1992	2.54%	1.79%	1.92%
JPMorgan Short Duration Bond Fund (Class A Shares) - excluding sales charge		4.90	2.26	2.15
Bloomberg U.S. Aggregate Index		6.26	0.42	1.97
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		4.92	2.12	2.10

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 12,407,164,000
Holdings Count | Holding	1,678
Advisory Fees Paid, Amount	$ 21,948,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$12,407,164
Total number of portfolio holdings	1,678
Portfolio turnover rate	64%
Total advisory fees paid (000's)	$21,948

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009692 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	OSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares)	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 3.95% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the "Index") returned 4.60% for the twelve months ended February 28, 2026.
  The overweight to AAA-rated bonds and cash detracted from relative performance as those sectors underperformed for the year.
  The Fund’s small underweight to effective duration also detracted from performance as front-end municipal rates rallied for the year.
  The Fund’s overweight to A-rated bonds contributed positively to relative performance as they outperformed for the year.
  Hospitals bonds outperformed for the year, and the Fund’s overweight to that sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares)	May 4, 1998	1.65%	0.52%	1.01%
JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares) - excluding sales charge		3.95	0.98	1.25
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index		4.60	1.67	1.78

Performance Inception Date	May 04, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 835,813,000
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 1,189,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$835,813
Total number of portfolio holdings	376
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$1,189

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000009694 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	STMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares)	$121	1.19%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 3.48% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the "Index") returned 4.60% for the twelve months ended February 28, 2026.
  The overweight to AAA-rated bonds and cash detracted from relative performance as those sectors underperformed for the year.
  The Fund’s small underweight to effective duration also detracted from performance as front-end municipal rates rallied for the year.
  The Fund’s overweight to A-rated bonds contributed positively to relative performance as they outperformed for the year.
  Hospitals bonds outperformed for the year, and the Fund’s overweight to that sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares)	November 1, 2001	2.48%	0.49%	0.84%
JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares) - excluding sales charge		3.48	0.49	0.84
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index		4.60	1.67	1.78

Performance Inception Date	Nov. 01, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 835,813,000
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 1,189,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$835,813
Total number of portfolio holdings	376
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$1,189

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000077258 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	JIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short-Intermediate Municipal Bond Fund (Class I Shares)	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 4.49% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the "Index") returned 4.60% for the twelve months ended February 28, 2026.
  The overweight to AAA-rated bonds and cash detracted from relative performance as those sectors underperformed for the year.
  The Fund’s small underweight to effective duration also detracted from performance as front-end municipal rates rallied for the year.
  The Fund’s overweight to A-rated bonds contributed positively to relative performance as they outperformed for the year.
  Hospitals bonds outperformed for the year, and the Fund’s overweight to that sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short-Intermediate Municipal Bond Fund (Class I Shares)	June 19, 2009	4.49%	1.45%	1.71%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index		4.60	1.67	1.78

Performance Inception Date	Jun. 19, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 835,813,000
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 1,189,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$835,813
Total number of portfolio holdings	376
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$1,189

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000205207 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class R6 Shares
Trading Symbol	OSTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short-Intermediate Municipal Bond Fund (Class R6 Shares)	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 4.44% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index returned 4.96% and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the "Index") returned 4.60% for the twelve months ended February 28, 2026.
  The overweight to AAA-rated bonds and cash detracted from relative performance as those sectors underperformed for the year.
  The Fund’s small underweight to effective duration also detracted from performance as front-end municipal rates rallied for the year.
  The Fund’s overweight to A-rated bonds contributed positively to relative performance as they outperformed for the year.
  Hospitals bonds outperformed for the year, and the Fund’s overweight to that sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short-Intermediate Municipal Bond Fund (Class R6 Shares)	October 1, 2018	4.44%	1.50%	1.74%
Bloomberg US Municipal Index		4.96	1.44	2.43
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index		4.60	1.67	1.78

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 835,813,000
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 1,189,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$835,813
Total number of portfolio holdings	376
Portfolio turnover rate	33%
Total advisory fees paid (000's)	$1,189

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000205208 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class R6 Shares
Trading Symbol	RUNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Bond Fund (Class R6 Shares)	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class R6 Shares returned 4.23% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index (the "Index") returned 4.96% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 10-year-plus effective duration bucket detracted from relative performance as this segment underperformed for the year.
  The underweight to transportation bonds also detracted from relative performance as they outperformed for the year.
  The Fund’s overweight to A-rated bonds contributed to relative performance as they outperformed for the year.
  The special tax bond sector underperformed for the year, and the Fund’s underweight to that sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Free Bond Fund (Class R6 Shares)	October 1, 2018	4.23%	0.75%	2.09%
Bloomberg US Municipal Index		4.96	1.44	2.43

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 852,167,000
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 2,236,000
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$852,167
Total number of portfolio holdings	414
Portfolio turnover rate	54%
Total advisory fees paid (000's)	$2,236

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000009696 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class I Shares
Trading Symbol	PRBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Bond Fund (Class I Shares)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class I Shares returned 4.09% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index (the "Index") returned 4.96% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 10-year-plus effective duration bucket detracted from relative performance as this segment underperformed for the year.
  The underweight to transportation bonds also detracted from relative performance as they outperformed for the year.
  The Fund’s overweight to A-rated bonds contributed to relative performance as they outperformed for the year.
  The special tax bond sector underperformed for the year, and the Fund’s underweight to that sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Free Bond Fund (Class I Shares)	February 1, 1995	4.09%	0.70%	2.06%
Bloomberg US Municipal Index		4.96	1.44	2.43

Performance Inception Date	Feb. 01, 1995
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 852,167,000
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 2,236,000
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$852,167
Total number of portfolio holdings	414
Portfolio turnover rate	54%
Total advisory fees paid (000's)	$2,236

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000009695 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	JTFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Bond Fund (Class C Shares)	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class C Shares, without a sales charge, returned 3.36% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index (the "Index") returned 4.96% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 10-year-plus effective duration bucket detracted from relative performance as this segment underperformed for the year.
  The underweight to transportation bonds also detracted from relative performance as they outperformed for the year.
  The Fund’s overweight to A-rated bonds contributed to relative performance as they outperformed for the year.
  The special tax bond sector underperformed for the year, and the Fund’s underweight to that sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Free Bond Fund (Class C Shares)	July 1, 2008	2.36%	(0.09)%	1.35%
JPMorgan Tax Free Bond Fund (Class C Shares) - excluding sales charge		3.36	(0.09)	1.35
Bloomberg US Municipal Index		4.96	1.44	2.43

Performance Inception Date	Jul. 01, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 852,167,000
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 2,236,000
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$852,167
Total number of portfolio holdings	414
Portfolio turnover rate	54%
Total advisory fees paid (000's)	$2,236

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000009697 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	PMBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Bond Fund (Class A Shares)	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 3.93% for the twelve months ended February 28, 2026. The Bloomberg US Municipal Index (the "Index") returned 4.96% for the twelve months ended February 28, 2026.
  The Fund’s overweight to the 10-year-plus effective duration bucket detracted from relative performance as this segment underperformed for the year.
  The underweight to transportation bonds also detracted from relative performance as they outperformed for the year.
  The Fund’s overweight to A-rated bonds contributed to relative performance as they outperformed for the year.
  The special tax bond sector underperformed for the year, and the Fund’s underweight to that sector contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Free Bond Fund (Class A Shares)	March 1, 1988	0.07%	(0.28)%	1.45%
JPMorgan Tax Free Bond Fund (Class A Shares) - excluding sales charge		3.93	0.49	1.84
Bloomberg US Municipal Index		4.96	1.44	2.43

Performance Inception Date	Mar. 01, 1988
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 852,167,000
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 2,236,000
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$852,167
Total number of portfolio holdings	414
Portfolio turnover rate	54%
Total advisory fees paid (000's)	$2,236

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000010926 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Agency Shares
Trading Symbol	AJLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Agency Shares)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Net Assets	$ 84,617,347,000
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 64,934,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$84,617,347
Total number of portfolio holdings	510
Total advisory fees paid (000's)	$64,934

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.9
31–60 calendar days	12.3
61–90 calendar days	6.3
91–180 calendar days	12.0
181+ calendar days	5.6

C000010922 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Capital Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Net Assets	$ 84,617,347,000
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 64,934,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$84,617,347
Total number of portfolio holdings	510
Total advisory fees paid (000's)	$64,934

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.9
31–60 calendar days	12.3
61–90 calendar days	6.3
91–180 calendar days	12.0
181+ calendar days	5.6

C000010918 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 84,617,347,000
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 64,934,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$84,617,347
Total number of portfolio holdings	510
Total advisory fees paid (000's)	$64,934

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.9
31–60 calendar days	12.3
61–90 calendar days	6.3
91–180 calendar days	12.0
181+ calendar days	5.6

C000010927 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Investor Shares
Trading Symbol	HLPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Investor Shares)	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Net Assets	$ 84,617,347,000
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 64,934,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$84,617,347
Total number of portfolio holdings	510
Total advisory fees paid (000's)	$64,934

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.9
31–60 calendar days	12.3
61–90 calendar days	6.3
91–180 calendar days	12.0
181+ calendar days	5.6

C000010923 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Morgan Shares)	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Net Assets	$ 84,617,347,000
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 64,934,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$84,617,347
Total number of portfolio holdings	510
Total advisory fees paid (000's)	$64,934

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.9
31–60 calendar days	12.3
61–90 calendar days	6.3
91–180 calendar days	12.0
181+ calendar days	5.6

C000010924 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Premier Shares
Trading Symbol	PJLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Premier Shares)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 84,617,347,000
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 64,934,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$84,617,347
Total number of portfolio holdings	510
Total advisory fees paid (000's)	$64,934

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.9
31–60 calendar days	12.3
61–90 calendar days	6.3
91–180 calendar days	12.0
181+ calendar days	5.6

C000010925 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Reserve Shares
Trading Symbol	HPIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Reserve Shares)	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Net Assets	$ 84,617,347,000
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 64,934,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$84,617,347
Total number of portfolio holdings	510
Total advisory fees paid (000's)	$64,934

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.9
31–60 calendar days	12.3
61–90 calendar days	6.3
91–180 calendar days	12.0
181+ calendar days	5.6

C000010933 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	SJMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Service Shares)	$105	1.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%
Net Assets	$ 2,805,614,000
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 2,218,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,805,614
Total number of portfolio holdings	360
Total advisory fees paid (000's)	$2,218

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	0.2
2–7 calendar days	78.1
8–30 calendar days	1.2
31–60 calendar days	5.0
61–90 calendar days	2.7
91–180 calendar days	8.4
181+ calendar days	4.4

C000010930 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	HTOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Premier Shares)	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 2,805,614,000
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 2,218,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,805,614
Total number of portfolio holdings	360
Total advisory fees paid (000's)	$2,218

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	0.2
2–7 calendar days	78.1
8–30 calendar days	1.2
31–60 calendar days	5.0
61–90 calendar days	2.7
91–180 calendar days	8.4
181+ calendar days	4.4

C000010929 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Morgan Shares)	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Net Assets	$ 2,805,614,000
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 2,218,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,805,614
Total number of portfolio holdings	360
Total advisory fees paid (000's)	$2,218

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	0.2
2–7 calendar days	78.1
8–30 calendar days	1.2
31–60 calendar days	5.0
61–90 calendar days	2.7
91–180 calendar days	8.4
181+ calendar days	4.4

C000010928 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 2,805,614,000
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 2,218,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,805,614
Total number of portfolio holdings	360
Total advisory fees paid (000's)	$2,218

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	0.2
2–7 calendar days	78.1
8–30 calendar days	1.2
31–60 calendar days	5.0
61–90 calendar days	2.7
91–180 calendar days	8.4
181+ calendar days	4.4

C000010932 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JMAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Agency Shares)	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Net Assets	$ 2,805,614,000
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 2,218,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,805,614
Total number of portfolio holdings	360
Total advisory fees paid (000's)	$2,218

Holdings [Text Block]
EFFECTIVE MATURITY
(% of total investments)
1 calendar day	0.2
2–7 calendar days	78.1
8–30 calendar days	1.2
31–60 calendar days	5.0
61–90 calendar days	2.7
91–180 calendar days	8.4
181+ calendar days	4.4

C000212348 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Academy Shares
Trading Symbol	JGAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Academy Shares)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Net Assets	$ 337,933,664,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 244,748,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$337,933,664
Total number of portfolio holdings	240
Total advisory fees paid (000's)	$244,748

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.2
31–60 calendar days	11.5
61–90 calendar days	3.6
91–180 calendar days	17.0
181+ calendar days	4.8

C000010945 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Agency Shares
Trading Symbol	OGAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Agency Shares)	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Net Assets	$ 337,933,664,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 244,748,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$337,933,664
Total number of portfolio holdings	240
Total advisory fees paid (000's)	$244,748

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.2
31–60 calendar days	11.5
61–90 calendar days	3.6
91–180 calendar days	17.0
181+ calendar days	4.8

C000010941 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Capital Shares
Trading Symbol	OGVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Capital Shares)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Net Assets	$ 337,933,664,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 244,748,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$337,933,664
Total number of portfolio holdings	240
Total advisory fees paid (000's)	$244,748

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.2
31–60 calendar days	11.5
61–90 calendar days	3.6
91–180 calendar days	17.0
181+ calendar days	4.8

C000265237 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Digital Shares
Trading Symbol	MGDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Government Money Market Fund (Digital Shares)	$6	0.17%
*	This charge is annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.17% [1]
Net Assets	$ 337,933,664,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 244,748,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$337,933,664
Total number of portfolio holdings	240
Total advisory fees paid (000's)	$244,748

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.2
31–60 calendar days	11.5
61–90 calendar days	3.6
91–180 calendar days	17.0
181+ calendar days	4.8

C000225258 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Empower Shares)	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Net Assets	$ 337,933,664,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 244,748,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$337,933,664
Total number of portfolio holdings	240
Total advisory fees paid (000's)	$244,748

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.2
31–60 calendar days	11.5
61–90 calendar days	3.6
91–180 calendar days	17.0
181+ calendar days	4.8

C000115393 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	IM Shares
Trading Symbol	MGMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (IM Shares)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Net Assets	$ 337,933,664,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 244,748,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$337,933,664
Total number of portfolio holdings	240
Total advisory fees paid (000's)	$244,748

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.2
31–60 calendar days	11.5
61–90 calendar days	3.6
91–180 calendar days	17.0
181+ calendar days	4.8

C000010940 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 337,933,664,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 244,748,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$337,933,664
Total number of portfolio holdings	240
Total advisory fees paid (000's)	$244,748

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.2
31–60 calendar days	11.5
61–90 calendar days	3.6
91–180 calendar days	17.0
181+ calendar days	4.8

C000078417 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Investor Shares
Trading Symbol	JGMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Investor Shares)	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Net Assets	$ 337,933,664,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 244,748,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$337,933,664
Total number of portfolio holdings	240
Total advisory fees paid (000's)	$244,748

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.2
31–60 calendar days	11.5
61–90 calendar days	3.6
91–180 calendar days	17.0
181+ calendar days	4.8

C000010942 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Morgan Shares)	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Net Assets	$ 337,933,664,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 244,748,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$337,933,664
Total number of portfolio holdings	240
Total advisory fees paid (000's)	$244,748

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.2
31–60 calendar days	11.5
61–90 calendar days	3.6
91–180 calendar days	17.0
181+ calendar days	4.8

C000010943 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Premier Shares
Trading Symbol	OGSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Premier Shares)	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Net Assets	$ 337,933,664,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 244,748,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$337,933,664
Total number of portfolio holdings	240
Total advisory fees paid (000's)	$244,748

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.2
31–60 calendar days	11.5
61–90 calendar days	3.6
91–180 calendar days	17.0
181+ calendar days	4.8

C000010944 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RJGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Reserve Shares)	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Net Assets	$ 337,933,664,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 244,748,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$337,933,664
Total number of portfolio holdings	240
Total advisory fees paid (000's)	$244,748

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.2
31–60 calendar days	11.5
61–90 calendar days	3.6
91–180 calendar days	17.0
181+ calendar days	4.8

C000010946 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Service Shares
Trading Symbol	SJGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Service Shares)	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
Net Assets	$ 337,933,664,000
Holdings Count | Holding	240
Advisory Fees Paid, Amount	$ 244,748,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$337,933,664
Total number of portfolio holdings	240
Total advisory fees paid (000's)	$244,748

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	5.2
31–60 calendar days	11.5
61–90 calendar days	3.6
91–180 calendar days	17.0
181+ calendar days	4.8

C000010952 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Reserve Shares
Trading Symbol	HTIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Reserve Shares)	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Net Assets	$ 58,261,176,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 41,998,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$58,261,176
Total number of portfolio holdings	86
Total advisory fees paid (000's)	$41,998

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.9
8–30 calendar days	3.1
31–60 calendar days	7.8
61–90 calendar days	2.5
91–180 calendar days	10.2
181+ calendar days	8.5

C000010951 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Premier Shares
Trading Symbol	PJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Premier Shares)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 58,261,176,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 41,998,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$58,261,176
Total number of portfolio holdings	86
Total advisory fees paid (000's)	$41,998

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.9
8–30 calendar days	3.1
31–60 calendar days	7.8
61–90 calendar days	2.5
91–180 calendar days	10.2
181+ calendar days	8.5

C000010950 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Morgan Shares)	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Net Assets	$ 58,261,176,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 41,998,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$58,261,176
Total number of portfolio holdings	86
Total advisory fees paid (000's)	$41,998

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.9
8–30 calendar days	3.1
31–60 calendar days	7.8
61–90 calendar days	2.5
91–180 calendar days	10.2
181+ calendar days	8.5

C000010954 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Investor Shares
Trading Symbol	HGOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Investor Shares)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Net Assets	$ 58,261,176,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 41,998,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$58,261,176
Total number of portfolio holdings	86
Total advisory fees paid (000's)	$41,998

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.9
8–30 calendar days	3.1
31–60 calendar days	7.8
61–90 calendar days	2.5
91–180 calendar days	10.2
181+ calendar days	8.5

C000010947 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 58,261,176,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 41,998,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$58,261,176
Total number of portfolio holdings	86
Total advisory fees paid (000's)	$41,998

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.9
8–30 calendar days	3.1
31–60 calendar days	7.8
61–90 calendar days	2.5
91–180 calendar days	10.2
181+ calendar days	8.5

C000115394 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	IM Shares
Trading Symbol	MJPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (IM Shares)	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Net Assets	$ 58,261,176,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 41,998,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$58,261,176
Total number of portfolio holdings	86
Total advisory fees paid (000's)	$41,998

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.9
8–30 calendar days	3.1
31–60 calendar days	7.8
61–90 calendar days	2.5
91–180 calendar days	10.2
181+ calendar days	8.5

C000225259 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Empower Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Net Assets	$ 58,261,176,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 41,998,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$58,261,176
Total number of portfolio holdings	86
Total advisory fees paid (000's)	$41,998

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.9
8–30 calendar days	3.1
31–60 calendar days	7.8
61–90 calendar days	2.5
91–180 calendar days	10.2
181+ calendar days	8.5

C000165408 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Capital Shares
Trading Symbol	JTCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Capital Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Net Assets	$ 58,261,176,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 41,998,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$58,261,176
Total number of portfolio holdings	86
Total advisory fees paid (000's)	$41,998

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.9
8–30 calendar days	3.1
31–60 calendar days	7.8
61–90 calendar days	2.5
91–180 calendar days	10.2
181+ calendar days	8.5

C000010953 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Agency Shares
Trading Symbol	AJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Agency Shares)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Net Assets	$ 58,261,176,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 41,998,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$58,261,176
Total number of portfolio holdings	86
Total advisory fees paid (000's)	$41,998

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.9
8–30 calendar days	3.1
31–60 calendar days	7.8
61–90 calendar days	2.5
91–180 calendar days	10.2
181+ calendar days	8.5

C000222399 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Academy Shares
Trading Symbol	JPCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Academy Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Net Assets	$ 58,261,176,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 41,998,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$58,261,176
Total number of portfolio holdings	86
Total advisory fees paid (000's)	$41,998

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	67.9
8–30 calendar days	3.1
31–60 calendar days	7.8
61–90 calendar days	2.5
91–180 calendar days	10.2
181+ calendar days	8.5

[1]	This charge is annualized.